Expense Example	Oct. 24, 2025 USD ($)
Tradr 2X Long APO Daily ETF | Tradr 2X Long APO Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long BE Daily ETF | Tradr 2X Long BE Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long BLSH Daily ETF | Tradr 2X Long BLSH Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long CLS Daily ETF | Tradr 2X Long CLS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long DASH Daily ETF | Tradr 2X Long DASH Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long ETSY Daily ETF | Tradr 2X Long ETSY Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long FLY Daily ETF | Tradr 2X Long FLY Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long IREN Daily ETF | Tradr 2X Long IREN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long KSS Daily ETF | Tradr 2X Long KSS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long MCHP Daily ETF | Tradr 2X Long MCHP Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long NEM Daily ETF | Tradr 2X Long NEM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long NIQ Daily ETF | Tradr 2X Long NIQ Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long NNE Daily ETF | Tradr 2X Long NNE Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long NXPI Daily ETF | Tradr 2X Long NXPI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long ON Daily ETF | Tradr 2X Long ON Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long OPEN Daily ETF | Tradr 2X Long OPEN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long QS Daily ETF | Tradr 2X Long QS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long SNPS Daily ETF | Tradr 2X Long SNPS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long SRPT Daily ETF | Tradr 2X Long SRPT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long WULF Daily ETF | Tradr 2X Long WULF Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	$ 412